Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
As required by U.S. GAAP, the Plan’s investments are measured and reported at their estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction. The following provides a description of the fair value hierarchy of inputs that may be used to measure fair value.

Level 1 – Quoted market prices in active markets for identical assets or liabilities;
Level 2 – Inputs other than Level 1 that are either directly or indirectly observable; and
Level 3 – Unobservable inputs developed using estimates and assumptions developed by the Company.

The Plan’s investments are measured using the following valuation methods:

Money market funds: The fair value of these funds is determined using the net asset value based upon observable market quotations as of the close of business on the last trading day of the year. During 2025, Plan management re-evaluated the classification of its investment previously presented as interest-bearing cash and determined that the investment represents a money market fund. Accordingly, the investment has been corrected in the current year disclosures, and the 2024 comparative amounts have been revised to conform to the current presentation. Plan management concluded that this correction is immaterial to the financial statements and does not impact net assets available for benefits or the change in net assets available for benefits.

Mutual funds: The fair value of these funds is determined using the net asset value based upon observable market quotations as of the close of business on the last trading day of the year.

Self-directed brokerage accounts: These accounts primarily consist of interest-bearing cash, for which the carrying amount approximates fair value, and mutual funds and common stock, which are valued based upon observable market quotations as of the close of business on the last trading day of the year.

Compass Minerals common stock: The fair value is based upon observable market quotations as of the close of business on the last trading day of the year.

Common collective trusts: The fair value of common collective trust funds is based on the net asset value per share (“NAV”) reported by the administrator of the respective common collective trust funds. The NAV is calculated daily and is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The underlying assets are traded on an active market. There are no restrictions on redemptions related to the common collective trust funds.

As described above, each of the investments in the Plan portfolio have a readily determinable fair value based on the active market for identical assets and, therefore, each meet the criteria to be classified as a Level 1 investment.

The fair values of investments as of December 31, 2025 and 2024 are included in the tables below:

	December 31, 2025	Level 1	Level 2	Level 3
Money market funds(a)	$6,328,878	$6,328,878	$—	$—
Mutual funds	50,746,641	50,746,641	—	—
Self-directed brokerage account	1,869,779	1,869,779	—	—
Common collective trusts	117,720,134	117,720,134	—	—
Compass Minerals common stock	1,557,758	1,557,758	—	—
Investments at fair value	$178,223,190	$178,223,190	$—	$—

	December 31, 2024	Level 1	Level 2	Level 3
Money market funds(a)	$6,819,993	$6,819,993	$—	$—
Mutual funds	48,542,002	48,542,002	—	—
Self-directed brokerage account	1,909,790	1,909,790	—	—
Common collective trusts	106,647,954	106,647,954	—	—
Compass Minerals common stock	1,004,200	1,004,200	—	—
Investments at fair value	$164,923,939	$164,923,939	$—	$—
(a)The stock purchase account value of $706 and $638 for the years ended December 31, 2025 and December 31, 2024, respectively, is included in the fair value of money market funds.. The stock purchase account is used as a plan-level account in the record keeping of the purchase and sales of fractional shares of employer stock. Participants cannot invest their account balances in this fund.